Summary of Changes in Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance of Beginning of Period		$ 11,555	$ 10,771	$ 7,959
Charges to Earnings		11,176	6,706	3,479
Charges to Other Accounts	[1]	440	3,410	585
Deductions		(9,411)	(9,332)	(1,252)
Balance at End of Period		13,760	11,555	10,771
Other Reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance of Beginning of Period		15,891	11,195	11,114
Balance at End of Period		$ 25,258	$ 15,891	$ 11,195

[1]	Charges to other accounts primarily relates to amounts acquired through acquisitions and net translation adjustments.